Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Other Real Estate Owned	$ 20.3	$ 21.2
Total Nonperforming Assets	275.1	314.9
Total loans and leases	29,504.5	29,063.9
Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	12,897.2	12,354.3
Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	7,468.5	6,918.7
Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2,859.8	2,981.7
Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,035.0	978.8
Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,192.3	1,057.5
Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	341.6	417.6
Personal
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	16,607.3	16,709.6
Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	10,375.2	10,708.9
Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	6,130.1	5,651.4
Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	102.0	349.3
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Current	29,073.9	28,601.6
30-59 Days Past Due	96.2	109.2
60-89 Days Past Due	60.6	46.3
90 Days or More Past Due	19.0	13.1
Total loans and leases	29,249.7	28,770.2
Performing Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Current	12,784.3	12,201.3
30-59 Days Past Due	13.3	25.8
60-89 Days Past Due	18.6	13.0
90 Days or More Past Due	3.0	3.4
Total loans and leases	12,819.2	12,243.5
Performing Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Current	7,433.4	6,869.2
30-59 Days Past Due	6.4	15.0
60-89 Days Past Due	5.5	2.7
90 Days or More Past Due	1.6	0.5
Total loans and leases	7,446.9	6,887.4
Performing Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	2,782.0	2,878.2
30-59 Days Past Due	6.9	10.8
60-89 Days Past Due	13.1	10.3
90 Days or More Past Due	1.4	2.9
Total loans and leases	2,803.4	2,902.2
Performing Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Current	1,035.0	978.8
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	1,035.0	978.8
Performing Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Current	1,192.3	1,057.5
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	1,192.3	1,057.5
Performing Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Current	341.6	417.6
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	341.6	417.6
Performing Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Current	16,289.6	16,400.3
30-59 Days Past Due	82.9	83.4
60-89 Days Past Due	42.0	33.3
90 Days or More Past Due	16.0	9.7
Total loans and leases	16,430.5	16,526.7
Performing Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	10,096.3	10,428.0
30-59 Days Past Due	68.1	67.7
60-89 Days Past Due	25.7	27.6
90 Days or More Past Due	10.5	8.0
Total loans and leases	10,200.6	10,531.3
Performing Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Current	6,091.3	5,623.0
30-59 Days Past Due	14.8	15.7
60-89 Days Past Due	16.3	5.7
90 Days or More Past Due	5.5	1.7
Total loans and leases	6,127.9	5,646.1
Performing Financing Receivable | Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Current	102.0	349.3
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	102.0	349.3
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	254.8	293.7
Nonperforming Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	78.0	110.8
Nonperforming Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	21.6	31.3
Nonperforming Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	56.4	79.5
Nonperforming Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	176.8	182.9
Nonperforming Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	174.6	177.6
Nonperforming Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2.2	5.3
Nonperforming Financing Receivable | Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases